Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Income Tax Expense [Abstract]
Income before taxes	$ (156,215)	$ 3,516,111	$ 2,121,071
PRC EIT tax rates	25.00%	15.00%	15.00%
Tax at the PRC EIT tax rates	$ (39,054)	$ 527,417	$ 318,161
Difference due to preferential tax	(19,006)
Rate differences in various jurisdictions	78,051	82,748
Tax effect of R&D expenses deduction	(335,883)	(382,617)	(281,013)
Tax effect of non-taxable investment income and government grant	(41,319)	(37,514)	(37,148)
Tax effect of non-deductible expenses	41,415	30,820	173,017
Changes in valuation allowance	17,186
Income tax (benefits) expenses	$ (298,610)	$ 220,854	$ 173,017